TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION

16. TAXATION

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by The9 Limited to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2015, 2016 and 2017. Therefore, no Hong Kong profit tax has been provided for in the years presented.

Singapore

The Group’s subsidiaries in Singapore did not have assessable profits that were derived in Singapore during the years ended December 31, 2015, 2016 and 2017. Therefore, no Singapore income tax has been provided for in the years presented.

PRC

The Group’s subsidiaries and VIE subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which went into effect as of January 1, 2008. The Group’s subsidiaries and VIE subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. The subsidiaries that hold a “High and New Technology Enterprise” (“HNTE”) qualification are subject to a 15% preferential EIT rate. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2017, Shanghai IT renewed its HNTE qualification and obtained approval in 2018, which entitles Shanghai IT to enjoy a preferential EIT rate of 15% during the period from 2017 to 2020. Total tax savings of Shanghai IT were nil for the years ended December 31, 2015, 2016 and 2017, respectively.

United States

The Group’s subsidiaries in the U.S. are registered in the state of California and are subject to U.S. federal corporate marginal income tax rate of 34% and state income tax rate of 0.28%, respectively. The Group has assessed the recently enacted tax reform in the United States and concluded that there is no material effect to the financial statements.

On December 22, 2017, the U.S. government enacted the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act includes significant changes to the U.S. corporate income tax system including: a federal corporate rate reduction from 34% to 21%; limitations on the deductibility of interest expense and executive compensation; creation of the base erosion anti-abuse tax (“BEAT”), a new minimum tax; and the transition of U.S. international taxation from a worldwide tax system to a modified territorial tax system. A majority of the provisions in the Tax Act are effective January 1, 2018.

In response to the Tax Act, the SEC staff issued guidance on accounting for the tax effects of the Tax Act. The guidance provides a one-year measurement period for companies to complete the accounting. To the extent a company’s accounting for certain income tax effects of the Tax Act is incomplete but it is able to determine a reasonable estimate, a company should record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply the provisions of the tax laws that were in effect immediately before the enactment of the Tax Act. The Group reflected the income tax effects of those aspects of the Tax Act for which the accounting is complete.

In connection with the Group’s initial analysis of the impact of the Tax Act, the Group concluded that there is no material effect to the financial statements.

The Group has not completed the accounting for the income tax effects of certain elements of the Tax Act. The Tax Act creates a new requirement that certain income such as Global Intangible Low-Taxed Income (“GILTI”) earned by a controlled foreign corporation (“CFC”) must be included in the gross income of the CFC U.S. shareholder. Because of the complexity of the new GILTI, the Group is continuing to evaluate these provisions of the Tax Act and whether taxes due on future U.S. inclusions related to GILTI should be recorded as a current-period expense when incurred, or factored into measurement of deferred taxes. As a result, the Group has not included an estimate of the tax expense or benefit related to these items for the period ended December 31, 2017.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense
China	—	—	—	—
Other jurisdictions	—	—	—	—
Deferred taxation	6,324,015	24,295,298	(208,356,387)	(32,023,790)
China	(31,447,143)	(22,553,453)	(84,042,632)	(12,917,116)
Other jurisdictions	37,771,158	46,848,751	(124,313,755)	(19,106,674)
Change in valuation allowance	(6,324,015)	(30,374,580)	208,356,387	32,023,790
China	31,447,143	22,553,453	84,042,632	12,917,116
Other jurisdictions	(37,771,158)	(52,928,033)	124,313,755	19,106,674

Income tax benefit	—	(6,079,282)	—	—

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(1%)	(4%)	(2%)
Effect of future tax rate change	(1%)	(1%)	(22%)
Change of prior year deferred tax assets	(1%)	(1%)	(8%)
Change of valuation allowance	(2%)	(13%)	61%
Income not subject to tax and non-deductible expenses, net	(1%)	0%	(1%)
Effect of expired net operating loss	(19%)	(6%)	(53%)

Effective EIT rate	0%	0%	0%

Significant components of deferred tax assets

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	3,040,257	1,858,263	285,610
Temporary differences related to provision for advances to suppliers	533,377	533,377	81,979
Temporary differences related to provision for doubtful accounts	1,559,187	1,604,986	246,682
Other	8,142,650	6,859,651	1,054,309
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	32,411,960	23,180,705	3,562,809
Startup expenses and advertising fees	20,122,650	12,156,135	1,868,364
Temporary differences related to research and development credits	1,117,823	1,047,514	161,000
Temporary differences related to equity investments	1,629,449	2,599,887	399,595
Foreign tax credits	17,149,210	16,070,561	2,470,000
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	768,486
Tax loss carry forwards	519,393,542	330,832,639	50,848,045

Total deferred tax assets	610,100,105	401,743,718	61,746,879
Less: Valuation allowance	(610,100,105)	(401,743,718)	(61,746,879)

Total deferred tax assets	—	—	—

Significant components of deferred tax liabilities

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	US$
(Note 3)
Temporary differences related to amortization of intangible assets	—	—	—

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	US$
			(Note 3)
Balance at January 1,	579,725,527	610,100,105	93,770,669
Increase (decrease) in valuation allowance	30,374,578	(208,356,387)	(32,023,790)

Balance at December 31,	610,100,105	401,743,718	61,746,879

For the years ended December 31, 2016 and 2017, an increase of valuation allowance and a reversal of valuation allowance of approximately RMB30.4 million and RMB208.4 million (US$32.0 million), respectively was provided. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring as unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

As of December 31, 2017, the Group’s PRC subsidiaries had net operating loss carry forwards of RMB539.9 million, of which RMB191.8 million, RMB46.4 million, RMB 118.2 million, RMB105.4 million and RMB 78.1 million will expire in 2018, 2019, 2020, 2021 and 2022, respectively. The Group has provided a full valuation allowance as it is not more likely than not that the net operating losses can be utilized before expiry.

As of December 31, 2017, Red 5 had net operating loss carry forwards for United States federal and state income tax purposes of approximately US$137.9 million and US$70.8 million, respectively, which will begin to expire in 2028 and 2018, respectively. Red 5 also had credits for increasing research activities available to offset future federal and state taxes payable of approximately US$0.1 million and US$0.1 million, respectively, that will begin to expire in 2027 for federal purposes and which have no expiration for state purposes. Red 5 had foreign tax credits for federal purposes of approximately US$2.5 million, which begin to expire in 2018. Pursuant to US tax laws and regulations, the utilization of an acquired entity’s net operation losses and credits are subject to an annual limitation computed based on the fair value of the acquired entity. As a result of the limitation, the Group provided a full valuation allowance as it is not more likely than not that the net operating losses and credits carried forward can be utilized before expiration.

In accordance with the Enterprise Income Tax Law (“EIT Law”), dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned after December 31, 2007 from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries have been provided as of December 31, 2015, 2016 and 2017.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. Recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIEs because these entities do not have any accumulated earnings as of December 31, 2015, 2016 and 2017.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2015, 2016 and 2017. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months. For the years ended December 31, 2015, 2016 and 2017, the Group did not have any material interest and penalties associated with its tax positions.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2017, the Group is subject to examination of the PRC tax authorities. Red 5’s federal income tax returns and state income tax returns for 2006 through 2017 are open tax years, subject to examination by the relevant tax authorities.